Related Party Disclosures - Disclosure Of Key management personnel compensation (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Related party transactions [abstract]
Directors & officers compensation	$ 946,250	$ 1,027,597
Share-based payments	1,247,084	11,608,985
Total	$ 2,193,334	$ 12,636,582